Separation from Cash America - Additional Information (Detail)	Nov. 03, 2014	Nov. 13, 2014
Separation From Cash America [Abstract]
Spinoff Percentage		80.00%
Share Received from Spinoff Company	91.50%
Distribution Record Date	Nov. 03, 2014